Hedge Accounting - Summary of Hedge Instrument of Net Investment in Foreign (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	R$ 116,430,000,000	R$ 126,549,000,000
Variation in value recognized in Other comprehensive income	(16,000,000)	(1,135,000,000)	R$ (571,000,000)
Foreign exchange risk [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	16,947,000,000	12,550,000,000
Variation in value recognized in Other comprehensive income	(7,217,000,000)	(7,300,000,000)
Hedges of net investment in foreign operations [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	16,947,000,000	12,550,000,000
Book Value, Assets	4,988,000,000	2,117,000,000
Book value, Liabilities	0	113,000,000
Variations in fair value used to calculate hedge ineffectiveness	(7,220,000,000)	(7,296,000,000)
Variation in value recognized in Other comprehensive income	(7,217,000,000)	(7,300,000,000)
Hedge ineffectiveness recognized in income	(3,000,000)	4,000,000
Amount reclassified from foreign currency convertion into income	0	0
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	16,947,000,000	12,550,000,000
Variation in value recognized in Other comprehensive income	(7,217,000,000)	(7,300,000,000)
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | Forward [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	(2,990,000,000)	(1,470,000,000)
Book Value, Assets	2,977,000,000	1,059,000,000
Book value, Liabilities	0
Variations in fair value used to calculate hedge ineffectiveness	408,000,000	764,000,000
Variation in value recognized in Other comprehensive income	381,000,000	726,000,000
Hedge ineffectiveness recognized in income	27,000,000	38,000,000
Amount reclassified from foreign currency convertion into income	0	0
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | DDI futures [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	32,966,000,000	27,990,000,000
Book Value, Assets	228,000,000
Book value, Liabilities	0	113,000,000
Variations in fair value used to calculate hedge ineffectiveness	(12,329,000,000)	(11,394,000,000)
Variation in value recognized in Other comprehensive income	(12,292,000,000)	(11,353,000,000)
Hedge ineffectiveness recognized in income	(37,000,000)	(41,000,000)
Amount reclassified from foreign currency convertion into income	0	0
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | Non deliverable forward contract [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	(11,525,000,000)	(13,167,000,000)
Book Value, Assets	260,000,000	255,000,000
Book value, Liabilities	0
Variations in fair value used to calculate hedge ineffectiveness	4,443,000,000	3,198,000,000
Variation in value recognized in Other comprehensive income	4,434,000,000	3,189,000,000
Hedge ineffectiveness recognized in income	9,000,000	9,000,000
Amount reclassified from foreign currency convertion into income	0	0
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | Financial assets held for hedging[Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	(1,504,000,000)	(803,000,000)
Book Value, Assets	1,523,000,000	803,000,000
Book value, Liabilities	0
Variations in fair value used to calculate hedge ineffectiveness	258,000,000	136,000,000
Variation in value recognized in Other comprehensive income	260,000,000	138,000,000
Hedge ineffectiveness recognized in income	(2,000,000)	(2,000,000)
Amount reclassified from foreign currency convertion into income	R$ 0	R$ 0